9. STOCK-BASED COMPENSATION (Details - Unvested) - Unvested Stock Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Unvested stock options, beginning balance	3,421,131	0
Unvested options granted	0	6,470,000
Unvested options vested	(481,381)	3,048,869
Unvested options forfeited	(80,000)	0
Unvested stock options, ending balance	2,859,750	3,421,131
Weighted average exercise price, beginning balance	$ 2.31	$ 0
Weighted average fair value per share on grant date, granted	0	2.22
Weighted average fair value per share on grant date, vested	2.19	2.11
Weighted average fair value per share on grant date, forfeited	2.50	0
Weighted average exercise price, ending balance	$ 2.33	$ 2.31